Operating Segment Information and Concentrations of Risk - Summary of Geographical Information 2 (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Selling, general and administrative expenses	$ 389.6	$ 415.8	$ 403.6
Research and development costs	34.3	32.8	37.9
Property, plant and equipment	2.0	64.5	9.1
Right-of-use assets		11.2
Intangible assets		1.4
Inventories		2.9
Goodwill		0.2
Asset Retirement Obligations		5.8
Other		1.2
Asset impairments	11.1	84.4	15.9
Property, Plant and Equipment
Segment Reporting Information [Line Items]
Property, plant and equipment		61.7
General Corporate
Segment Reporting Information [Line Items]
Right-of-use assets		0.0
Intangible assets		1.4
Inventories		0.0
Goodwill		0.0
Asset Retirement Obligations		0.0
Other		0.0
Asset impairments		1.4
General Corporate | Property, Plant and Equipment
Segment Reporting Information [Line Items]
Property, plant and equipment		0.0
North America Fiber Cement
Segment Reporting Information [Line Items]
Research and development costs	5.6	5.3	6.5
Property, plant and equipment	2.0	44.0	3.0
North America Fiber Cement | Cost of Sales
Segment Reporting Information [Line Items]
Other	2.0	2.8	0.4
North America Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Right-of-use assets		0.0
Intangible assets		0.0
Inventories		0.0
Goodwill		0.0
Asset Retirement Obligations		0.0
Other		0.0
Asset impairments		41.2
North America Fiber Cement | Operating Segments | Property, Plant and Equipment
Segment Reporting Information [Line Items]
Property, plant and equipment		41.2
Asia Pacific Fiber Cement
Segment Reporting Information [Line Items]
Research and development costs	1.1	1.8	2.1
Property, plant and equipment	0.0	15.0	0.0
Inventories	2.9
Goodwill		0.2
Asia Pacific Fiber Cement | Other liabilities - non-current
Segment Reporting Information [Line Items]
Asset retirement obligation		8.0
Asia Pacific Fiber Cement | Operating Segments
Segment Reporting Information [Line Items]
Right-of-use assets		11.2
Intangible assets		0.0
Inventories		2.9
Goodwill		0.2
Asset Retirement Obligations		5.8
Other		1.2
Asset impairments		36.3
Asia Pacific Fiber Cement | Operating Segments | Property, Plant and Equipment
Segment Reporting Information [Line Items]
Property, plant and equipment		15.0
Europe Building Products
Segment Reporting Information [Line Items]
Research and development costs	1.6	1.7	2.6
Property, plant and equipment	0.0	5.5	0.0
Goodwill		0.0
Europe Building Products | Operating Segments
Segment Reporting Information [Line Items]
Right-of-use assets		0.0
Intangible assets		0.0
Inventories		0.0
Goodwill		0.0
Asset Retirement Obligations		0.0
Other		0.0
Asset impairments		5.5
Europe Building Products | Operating Segments | Property, Plant and Equipment
Segment Reporting Information [Line Items]
Property, plant and equipment		5.5
Research and Development
Segment Reporting Information [Line Items]
Selling, general and administrative expenses	2.9	3.0	2.3
Research and development costs	$ 26.0	$ 24.0	$ 26.7